RECLAMATION AND CLOSURE PROVISION (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring provision [abstract]
Disclosure of changes to reclamation and closure provision during the year [Table Text Block]
	2022	2021
Balance, beginning of year	$2,713	$-
Increase in estimated cash flows resulting from current activities	2,566	2,713
Changes in estimate	(988)	-
Accretion	243	-
Effect of changes in foreign exchange rates	56	-
Balance, end of year	$4,590	$2,713